Average Annual Total Returns - Class I N Shares - Core Plus Bond Fund	I OneYear	I SinceInception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions SinceInception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares SinceInception	N OneYear	N SinceInception	N Inception Date	R6 OneYear	R6 SinceInception	R6 Inception Date	OneYear	SinceInception
Total	6.62%	6.00%	Apr. 05, 2018	4.67%	4.27%	4.12%	3.90%	6.33%	5.75%	Apr. 05, 2018	6.70%	6.07%	Apr. 05, 2018	7.51%	6.56%